Lease	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Lease

21. Lease

The Group leases offices, equipment and others. The leases typically run for a period of 1 ~5 years, with an option to renew or terminate the lease after that date. There are no restrictions or covenants imposed to leases, but the lease assets shall not be provided as collateral for borrowings.

(1) Details of right-of-use assets and lease liabilities recognized in the consolidated statements of financial position as of December 31, 2020 and 2019 are as follows:

	December 31, 2020		December 31, 2019
	(In millions of Korean won)
Right-of-use assets(*1)
Offices	~~W~~	3,904	~~W~~	3,642
Vehicles		102		266
Others		1,731		1,038
Total	~~W~~	5,737	~~W~~	4,946
Lease liabilities(*2)
Current		2,653		1,986
Non-current		3,247		3,008
Total	~~W~~	5,900	~~W~~	4,994

(*1) Right-of-use assets are included in the ‘Property and equipment’ in the consolidated statement of financial position.

(*2) Lease liabilities are included in the ‘Other current liabilities’ and ‘Other non-current liabilities’ in the consolidated statement of financial position.

(2) Changes in right-of-use assets for the years ended December 31, 2020 and 2019 are as follows:

	2020
	Offices		Vehicles		Others		Total
		(In millions of Korean won)
Balance as of January 1, 2020	~~W~~	3,642	~~W~~	266	~~W~~	1,038	~~W~~	4,946
Depreciation		(1,493)		(186)		(1,278)		(2,957)
Additions		1,780		36		1,968		3,784
Removal		—		(13)		—		(13)
Translation differences		(25)		(1)		3		(23)
Balance as of December 31, 2020	~~W~~	3,904	~~W~~	102	~~W~~	1,731	~~W~~	5,737
	2019
	Offices		Vehicles		Others		Total
		(In millions of Korean won)
Balance as of January 1, 2019	~~W~~	2,752	~~W~~	53	~~W~~	1,648	~~W~~	4,453
Depreciation		(901)		(92)		(1,142)		(2,135)
Additions		1,791		320		526		2,637
Removal		—		(15)		—		(15)
Translation differences		—		—		6		6
Balance as of December 31, 2019	~~W~~	3,642	~~W~~	266	~~W~~	1,038	~~W~~	4,946

(3) Details of amounts recognized in the consolidated statements of profit or loss for the years ended December 31, 2020 and 2019 are as follows:

	2020			2019
	(In millions of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	~~W~~	186	~~W~~	277
Expense relating to short-term leases		123		322
Expense relating to leases of low-value assets that are not short-term leases		9		10

(4) Details of amounts recognized in the consolidated statements of Cash flows for the years ended December 31, 2020 and 2019 are as follows:

		2020		2019
		(In millions of Korean won)
Total cash outflows of leases	~~W~~	3,210	~~W~~	2,644